Note 11 - Leases - Maturity of Lease Liability (Details) - USD ($)	Dec. 31, 2022	Mar. 31, 2022
2023	$ 87,461
2024	71,077
2025	72,000
2026	72,000
2027	54,000
Imputed interest	(39,367)
Total lease liability	317,171
Current portion	72,319	$ 45,004
Non-current portion	$ 244,852	$ 22,519